Borrowing - Summary of Borrowings (Parenthetical) (Detail) - Bank Time Deposits [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Bank of Jiangsu Co Ltd Beijing Branch
Short-term Debt [Line Items]
Loan secured	$ 51,080	¥ 355,609	$ 35,780	¥ 249,093
SPD Silicon Valley Bank
Short-term Debt [Line Items]
Loan secured	$ 12,300	¥ 85,630